Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			66 Months Ended	69 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Mar. 31, 2012
Operating expenses:
Research and development	$ 4,581	$ 1,246	$ 8,583	$ 8,341	$ 2,270	$ 24,542	$ 29,122
General and administrative	2,000	593	5,755	900	343	7,614	9,614
In-process research and development		20,706	20,706			20,706	20,706
Loss from operations	(6,581)	(22,545)	(35,044)	(9,241)	(2,613)	(52,862)	(59,442)
Interest income	44	19	165	61		244	288
Interest expense	(19)	(17)	(74)	(1,535)	(1,053)	(3,282)	(3,302)
Other income				733		733	733
Warrant expense			(1,407)			(1,407)	(1,407)
Net loss	(6,556)	(22,543)	(36,360)	(9,982)	(3,666)	(56,574)	(63,130)
Common Stock dividend to Series A Convertible Preferred Stockholders			(5,861)			(5,861)	(5,861)
Net loss attributed to Common Stockholders	$ (6,556)	$ (22,543)	$ (42,221)	$ (9,982)	$ (3,666)	$ (62,435)	$ (68,991)
Basic and diluted net loss per common share	$ (0.35)	$ (4.71)	$ (5.51)	$ (2.24)	$ (1.01)
Weighted average shares outstanding - basic and diluted	18,604,245	4,791,102	7,662,984	4,453,786	3,612,769